The 2023 ETF Series Trust

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

November 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”) File Nos.: 333-272579 and 811-23883

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated November 1, 2024, for each of the Trust’s series, Eagle Capital Select Equity ETF, Brandes International ETF, Brandes U.S. Value ETF, and Brandes U.S. Small-Mid Cap Value ETF, that would have been filed pursuant to Rule 497(c) would not have differed from the corresponding Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001398344-24-019459) on October 25, 2024.

Any comments or questions with respect to this filing should be directed to my attention at (614) 284-5525.

Very truly yours,

/s/ Trent Statczar

Trent Statczar